CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 2:-	CASH AND CASH EQUIVALENTS
	December 31,
	2015	2014
	US Dollars in thousands

Denominated in U.S. dollars	537	773
Denominated in NIS	362	150
Denominated in Euro	139	206

	1,038	1,129